Summary of significant accounting policies - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2018 CNY (¥)
Summary Of Significant Accounting Policies [Line Items]
Closing foreign exchange rate			6.3726
Right-of-use assets	¥ 52,074,000		¥ 59,706,000	¥ 43,182,000	$ 8,172	¥ 42,611,000
Segment profit/(loss)	(502,598,000)	$ (78,869)	(3,069,043,000)	(676,034,000)
Total shareholders' equity	1,210,052,000		1,692,545,000	(1,778,331,000)	189,884	¥ (1,064,046,000)
Parent
Summary Of Significant Accounting Policies [Line Items]
Segment profit/(loss)	(496,238,000)	(77,871)	(3,069,043,000)	(676,034,000)
Total shareholders' equity	1,205,591,000		1,692,545,000	(1,778,331,000)	$ 189,184
Adjustment | Parent
Summary Of Significant Accounting Policies [Line Items]
Increase decrease in equity			(2,131,052,000)	1,615,580,000
Increase in net loss			¥ 225,796,000	416,121,000
Bottom of range
Summary Of Significant Accounting Policies [Line Items]
Lessee lease term			2 years
Top of range
Summary Of Significant Accounting Policies [Line Items]
Lessee lease term			7 years
Computer software | Bottom of range
Summary Of Significant Accounting Policies [Line Items]
Finite lived intangible assets estimated useful lives			5 years
Computer software | Top of range
Summary Of Significant Accounting Policies [Line Items]
Finite lived intangible assets estimated useful lives			10 years
Other intangible assets
Summary Of Significant Accounting Policies [Line Items]
Finite lived intangible assets estimated useful lives			4 years
Variable Interest Entity
Summary Of Significant Accounting Policies [Line Items]
Segment profit/(loss)	¥ (425,411,000)	$ (66,756)	¥ (236,102,000)	¥ (406,239,000)
Variable Interest Entity | Equity Pledge Agreement
Summary Of Significant Accounting Policies [Line Items]
Percentage of equity interest pledged			100.00%
Variable Interest Entity | Exclusive Business Co-operation Agreement
Summary Of Significant Accounting Policies [Line Items]
Percentage of net profits eligible in respect of fees			100.00%